Derivative financial instruments - Narrative (Details) - GBP (£) £ in Billions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivative financial liabilities
Disclosure of offsetting of financial assets [line items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	£ 51	£ 54
Derivative liability exposures	218	223
Non-cash assets pledged as collateral	4	4
Cash collateral netted | Derivative financial liabilities
Disclosure of offsetting of financial assets [line items]
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	10	9
Derivative liability exposures	23	24
Derivative financial assets
Disclosure of offsetting of financial assets [line items]
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	51	56
Derivative asset exposures	227	230
Non-cash collateral	11	10
Derivative financial assets | Cash collateral netted
Disclosure of offsetting of financial assets [line items]
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	9	8
Derivative asset exposures	£ 32	£ 31